Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Abstract]
Commissions	¥ 279,857	¥ 332,344	¥ 376,897
Fees from investment banking	113,208	149,603	108,681
Asset management and portfolio service fees	271,684	269,985	230,047
Other revenue	43,190	38,863	44,235
Total	¥ 707,939	¥ 790,795	¥ 759,860